IFRS 9 Impairment Forward Looking information (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 EUR (€)	[1],[2]	Dec. 31, 2023 EUR (€)	[3],[4]
Year 1 (4 quarter avg) [Member]
Commodity [Abstract]
Commodity - Gold	2,260.40		1,957.34
Commodity - WTI	78.56		82.52
Credit [Abstract]
Credit - CDX Emerging Markets	170.05		195.16
Credit - CDX High Yield	352.22		451.57
Credit - CDX IG	52.53		70.04
Credit - High Yield Index	3.42		4.05
Credit - ITX Europe 125	54.69		73.09
Equity [Abstract]
Equity - MSCI Asia	1,442		1,293
Equity - Nikkei	38,777		33,188
Equity - S&P500	5,340		4,514
GDP [Abstract]
GDP - Developing Asia	5.03		4.94
GDP - Emerging Markets	4.30		4.08
GDP - Eurozone	0.71		0.13
GDP - Germany	0.48		0.12
GDP - Italy	0.99		0.33
GDP - USA	2.08		1.75
Real Estate Prices - US CRE Index	311.23		353.41
Unemployment [Abstract]
Unemployment - Eurozone	6.54		6.67
Unemployment - Germany	3.20		3.12
Unemployment - Italy	7.30		7.75
Unemployment - Japan	2.50		2.58
Unemployment - Spain	11.51		11.96
Unemployment - USA	4.06		4.19
Year 2 (4 quarter avg) [Member]
Commodity [Abstract]
Commodity - Gold	2,339.28		1,958.16
Commodity - WTI	73.11		83.56
Credit [Abstract]
Credit - CDX Emerging Markets	189.77		192.83
Credit - CDX High Yield	400.32		466.4
Credit - CDX IG	57.16		72.12
Credit - High Yield Index	3.95		4.19
Credit - ITX Europe 125	56.97		72.21
Equity [Abstract]
Equity - MSCI Asia	1,457		1,297
Equity - Nikkei	38,844		34,051
Equity - S&P500	5,471		4,621
GDP [Abstract]
GDP - Developing Asia	4.50		4.37
GDP - Emerging Markets	4.03		4.01
GDP - Eurozone	1.44		1.08
GDP - Germany	1.30		1.30
GDP - Italy	1.26		1.03
GDP - USA	1.84		1.31
Real Estate Prices - US CRE Index	311.62		347.99
Unemployment [Abstract]
Unemployment - Eurozone	6.49		6.64
Unemployment - Germany	3.16		3.13
Unemployment - Italy	7.37		7.68
Unemployment - Japan	2.38		2.42
Unemployment - Spain	11.09		11.67
Unemployment - USA	4.10		4.40

[1]	MEV as of June 18, 2024
[2]	Year 1 equals second quarter of 2024 to first quarter of 2025, Year 2 equals second quarter of 2025 to first quarter of 2026
[3]	MEV as of December 6, 2023, which barely changed until December 29, 2023
[4]	Year 1 equals fourth quarter of 2023 to third quarter of 2024, Year 2 equals fourth quarter of 2024 to third quarter of 202